Consolidated Balance Sheets - USD ($)		Mar. 31, 2022	Mar. 31, 2021
CURRENT ASSETS:
Cash		$ 17,671,370	$ 16,380,363
Accounts receivable, net		34,831,521	43,683,575
Accounts receivable - related parties, net		6,305,927	3,499,070
Merchandise inventories, net		30,240,130	27,122,504
Due from related parties		692,995	632,380
Prepaid expenses and other current assets, net		9,905,486	3,926,590
TOTAL CURRENT ASSETS		99,647,429	95,244,482
Property and equipment, net		12,734,182	10,553,724
Operating lease right-of-use assets		2,909,432	2,898,551
Long term investment		168,509	333,357
Long-term prepaid expenses and other non-current assets, net		7,366,719	3,464,617
Deferred tax assets, net		518,909	447,124
TOTAL ASSETS		123,345,180	112,941,855
CURRENT LIABILITIES:
Short-term borrowings		40,328,982	65,084,803
Current portion of long-term borrowings		951,045	645,570
Accounts payable		7,839,741	11,625,477
Accounts payable - related parties		132,047	63,011
Due to related parties		53,365	235,774
Deferred revenue		104,663	186,046
Income tax payable		723,550	2,180,764
Operating lease liabilities, current		1,005,460	811,299
Finance lease liabilities, current		320,555	174,904
Representative’s warrants liability		181,740
Other payables and other current liabilities		2,808,146	627,179
TOTAL CURRENT LIABILITIES		54,449,294	81,634,827
Operating lease liabilities, non-current		1,877,324	1,928,682
Finance lease liabilities, non-current		673,612	414,428
Long-term borrowings		19,627,749	6,439,751
Other non-current liabilities		2,104,472	289,730
TOTAL LIABILITIES		78,732,451	90,707,418
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, 100,000,000 shares authorized; 36,250,054 shares and 27,327,594 shares issued and outstanding as of March 31, 2022 and 2021, respectively	[1]	14,694,327	2,416,635
Capital reserve		10,308,404
Retained earnings		23,493,869	20,221,300
Accumulated other comprehensive loss		(3,883,871)	(403,498)
TOTAL SHAREHOLDERS’ EQUITY		44,612,729	22,234,437
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 123,345,180	$ 112,941,855

[1]	Retrospectively restated for effect of a 294-for-1 forward split on August 18, 2021.